Trade and Other receivables - Additional information (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and Other receivables.
Increase in trade receivables	€ 1,200
Unbilled receivables included in trade receivables	0	€ 0
Decrease in R&D incentive receivable (Australia)	€ 1,300